Share-based compensation	6 Months Ended
Jun. 30, 2022
Personnel Expenses [Abstract]
Share-based compensation	Share-based compensation
As of June 30, 2022, 285,925 options were outstanding (December 31, 2021: 318,902 options) under all active option plans. As of June 30, 2022, and December 31, 2021 all outstanding options were fully vested.
As of June 30, 2022, a total of 680,559 PSUs and 96,001 Restricted Stock Units ("RSUs") were outstanding, of which none were vested (as of December 31, 2021 a total of 547,485 PSUs and 95,635 RSUs were outstanding, of which also none were vested). The changes in the number of share-based awards (options, RSUs and PSUs) outstanding during the six month period ended June 30, 2022, is as follows:

Share options / PSU/ RSU movements	Total numbers	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU / RSU (numbers)	Weighted average exercise price (CHF)

Balance outstanding at January 1, 2022	962,022	2.35	318,902	6.87	643,120	0.10

Granted	321,366	0.10	—	—	321,366	0.10
(Performance adjustment)[1]	—	0.10	—	—		0.10
(Forfeited)[2]	(11,228)	0.10	—	—	(11,228)	0.10
(Expired)	—	—	—	—	—	—
(Exercised options), vested PSU / RSU	(209,675)	1.18	(32,977)	6.94	(176,698)	0.10

Balance outstanding at June 30, 2022	1,062,485	1.92	285,925	6.87	776,560	0.10
[1]Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
[2]Forfeited due to service conditions not fulfilled
The share-based compensation costs recognized during the six months ended June 30, 2022, amounted to TCHF 2,870 (TCHF 1,853 for the six months ended June 30, 2021).